EARNINGS PER COMMON SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended								12 Months Ended
	Oct. 28, 2018	Jul. 29, 2018	Apr. 29, 2018	Jan. 28, 2018	Oct. 29, 2017	Jul. 30, 2017	Apr. 30, 2017	Jan. 29, 2017	Oct. 28, 2018	Oct. 29, 2017	Oct. 30, 2016
Numerator for Basic and Diluted Earnings Per Common Share:
Net income applicable to common shares	$ 27,417	$ 35,765	$ (5,684)	$ 5,211	$ 17,412	$ 18,119	$ 16,859	$ 2,031	$ 62,694	$ 54,399	$ 50,638
Denominator for Basic and Diluted Earnings Per Common Share:
Weighted average basic number of common shares outstanding									66,260	70,629	72,411
Common stock equivalents:
Weighted average diluted number of common shares outstanding (in shares)									66,362	70,778	72,857
Basic earnings per common share (in usd per share)	$ 0.41	$ 0.54	$ (0.09)	$ 0.08	$ 0.25	$ 0.26	$ 0.24	$ 0.03	$ 0.95	$ 0.77	$ 0.70
Diluted earnings per common share (in usd per share)	$ 0.41	$ 0.54	$ (0.09)	$ 0.08	$ 0.25	$ 0.25	$ 0.24	$ 0.03	$ 0.94	$ 0.77	$ 0.70
Incentive Plan securities excluded from dilution (in shares)									1	0	195
PSUs and Performance Share Awards
Common stock equivalents:
Weighted average number diluted shares outstanding adjustment (in shares)									13	25	0
Employee stock options
Common stock equivalents:
Weighted average number diluted shares outstanding adjustment (in shares)									89	124	446